Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions	Provisions
Accounting for provisions
Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated.
Critical accounting estimates and judgements
The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice.
When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result it is often not practicable to make meaningful estimates even when matters are at a more advanced stage.
The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See Note 25 for more detail of legal, competition and regulatory matters.

			Legal, competition and regulatory matters	Sundry provisions
	Redundancy and restructuring	Customer redress			Total
	£m	£m	£m	£m	£m
As at 1 January 2023	136	378	159	288	961
Additions	469	84	29	132	714
Amounts utilised	(166)	(152)	(75)	(56)	(449)
Unused amounts reversed	(38)	(60)	(11)	(69)	(178)
Exchange and other movements	(4)	45	(3)	(6)	32
As at 31 December 2023	397	295	99	289	1,080
Undrawn contractually committed facilities and guarantees[1]
As at 1st January 2023					583
Net change in expected credit loss provision and other movements					(79)
As at 31 December 2023					504
Total Provisions
As at 1st January 2023					1,544
As at 31 December 2023					1,584
Note
1Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9. Further analysis of the movement in the expected credit loss provision is disclosed within the 'Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees' table on page 226.
Provisions expected to be recovered or settled within no more than 12 months after 31 December 2023 were £1,357m (2022:
£1,348m).
Redundancy and restructuring
These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. For example, when the Group has a detailed formal plan for restructuring a business and has raised valid expectations in those affected by the restructuring by announcing its main features or starting to implement the plan.
Customer redress
Customer redress provisions comprise the estimated cost of making redress payments to customers, clients and counterparties for losses or damages associated with inappropriate judgement in the execution of the Group’s business activities.
Legal, competition and regulatory matters
The Group is engaged in various legal proceedings, both in the UK and a number of other overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 25.
Sundry provisions
This category includes provisions that do not fit into any of the other categories, such as fraud losses and dilapidation provisions.
Undrawn contractually committed facilities and guarantees
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision. For further information, refer to the Credit risk section for loan commitments and financial guarantees on page 226